UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	1-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Real Estate Fund

January 31, 2014

Global Real Estate - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%

AUSTRALIA — 5.9%
Charter Hall Group	143,637	466,362
Lend Lease Group	65,513	603,724
Mirvac Group	691,714	1,010,940
REA Group Ltd.	10,971	390,292
Stockland	139,606	443,500
Westfield Group	127,331	1,136,624

		4,051,442

BRAZIL — 0.2%
BR Malls Participacoes SA	20,500	129,120

CANADA — 3.2%
Allied Properties Real Estate Investment Trust	30,282	889,088
Brookfield Asset Management, Inc. Class A	33,867	1,285,252

		2,174,340

CHINA — 2.7%
China Overseas Land & Investment Ltd.	322,000	862,314
China Resources Land Ltd.	148,000	348,941
Country Garden Holdings Co.	315,000	172,011
Shimao Property Holdings Ltd.	219,000	478,121

		1,861,387

FRANCE — 3.1%
Klepierre	11,902	516,560
Unibail-Rodamco SE	6,712	1,617,677

		2,134,237

GERMANY — 1.3%
GAGFAH SA(1)	61,757	887,889

HONG KONG — 6.7%
Galaxy Entertainment Group Ltd.(1)	80,000	777,307
Hongkong Land Holdings Ltd.	108,000	650,903
Link Real Estate Investment Trust (The)	270,500	1,215,221
Sands China Ltd.	40,400	311,974
Sun Hung Kai Properties Ltd.	89,000	1,088,230
Swire Properties Ltd.	207,600	535,749

		4,579,384

JAPAN — 12.7%
Daiwa House REIT Investment Corp.	46	387,648
GLP J-REIT	854	888,521
Hulic Co. Ltd.	68,800	884,158
Hulic Reit, Inc.(1)	672	710,346
Mitsubishi Estate Co. Ltd.	35,000	871,831
Mitsui Fudosan Co. Ltd.	63,000	2,028,061
Nippon Prologis REIT, Inc.	88	891,455
Orix JREIT, Inc.	364	484,526
Sumitomo Realty & Development Co. Ltd.	34,000	1,528,120

		8,674,666

MEXICO — 1.0%
Corp. Inmobiliaria Vesta SAB de CV	282,846	518,149
Fibra Uno Administracion SA de CV	38,471	124,152

		642,301

NETHERLANDS — 0.5%
Corio NV	7,953	338,412

PHILIPPINES — 0.8%
Ayala Land, Inc.	966,000	553,706

SINGAPORE — 3.0%
CapitaCommercial Trust	407,000	450,740
CapitaMalls Asia Ltd.	360,000	496,749
Global Logistic Properties Ltd.	490,000	1,069,387

		2,016,876

SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd.	65,916	130,213

SPAIN — 1.0%
Melia Hotels International SA	31,289	406,803
Realia Business SA(1)	221,911	300,788

		707,591

UNITED KINGDOM — 10.0%
Big Yellow Group plc	107,591	916,180
Countrywide plc	113,893	1,069,075
Derwent London plc	17,043	697,622
Great Portland Estates plc	68,469	680,402
Land Securities Group plc	49,229	832,744
Londonmetric Property plc	269,267	609,968
Quintain Estates & Development plc(1)	306,168	500,793
Segro plc	106,345	589,320
Taylor Wimpey plc	203,860	376,010
Workspace Group plc	57,730	515,319

		6,787,433

UNITED STATES — 46.2%
Alexandria Real Estate Equities, Inc.	22,411	1,571,683
Apartment Investment & Management Co., Class A	47,762	1,335,903
Cousins Properties, Inc.	118,513	1,274,015
DCT Industrial Trust, Inc.	170,894	1,230,437
DDR Corp.	90,833	1,423,353
Equity One, Inc.	55,685	1,261,822
Essex Property Trust, Inc.	10,167	1,610,148
First Industrial Realty Trust, Inc.	68,013	1,167,103
Forest City Enterprises, Inc. Class A(1)	47,522	864,425
General Growth Properties, Inc.	79,132	1,593,718
Hudson Pacific Properties, Inc.	54,999	1,195,128
Kilroy Realty Corp.	28,936	1,527,821
Parkway Properties, Inc.	51,970	921,948
Post Properties, Inc.	25,738	1,207,884
Prologis, Inc.	54,988	2,131,335
RLJ Lodging Trust	49,512	1,236,810
Simon Property Group, Inc.	18,698	2,895,198
SL Green Realty Corp.	18,018	1,689,548
Ventas, Inc.	38,709	2,415,055

Vornado Realty Trust	21,984	2,018,791
Wyndham Worldwide Corp.	14,117	1,001,460

		31,573,585

TOTAL COMMON STOCKS (Cost $64,676,268)		67,242,582

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $145,999), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $142,981)		142,981
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $351,599), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $343,155)		343,155
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $128,370), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $125,824)		125,824
SSgA U.S. Government Money Market Fund	276,593	276,593

TOTAL TEMPORARY CASH INVESTMENTS (Cost $888,553)		888,553

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $65,564,821)		68,131,135

OTHER ASSETS AND LIABILITIES — 0.2%		169,717

TOTAL NET ASSETS — 100.0%		$68,300,852

Sub-Industry Allocation
(as a % of net assets)
Retail REITs	17.4%
Office REITs	15.5%
Diversified Real Estate Activities	13.7%
Diversified REITs	10.8%
Industrial REITs	10.1%
Real Estate Operating Companies	9.8%
Specialized REITs	6.6%
Residential REITs	6.2%
Real Estate Development	3.5%
Hotels, Resorts and Cruise Lines	2.1%
Casinos and Gaming	1.6%
Advertising	0.6%
Homebuilding	0.6%
Cash and Equivalents*	1.5%
*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	32,858,837	34,383,745	—
Temporary Cash Investments	276,593	611,960	—
	33,135,430	34,995,705	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,451,007
Gross tax appreciation of investments	$3,122,644
Gross tax depreciation of investments	(1,442,516)
Net tax appreciation (depreciation) of investments	$1,680,128

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

January 31, 2014

Real Estate - Schedule of Investments
JANUARY 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%

ASSET MANAGEMENT AND CUSTODY BANKS — 0.3%
Blackstone Group LP	135,600	4,440,900

BUILDING PRODUCTS — 0.4%
Fortune Brands Home & Security, Inc.	113,907	5,132,649

CASINOS AND GAMING — 0.5%
Las Vegas Sands Corp.	90,600	6,932,712

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.2%
Countrywide plc	376,056	3,529,910

DIVERSIFIED REITs — 9.1%
American Realty Capital Properties, Inc.	1,809,900	25,049,016
Cousins Properties, Inc.	1,761,000	18,930,750
Empire State Realty Trust, Inc.	666,100	9,765,026
Spirit Realty Capital, Inc.	1,451,600	15,386,960
Vornado Realty Trust	621,500	57,072,345

		126,204,097

HOTELS, RESORTS AND CRUISE LINES — 0.7%
Wyndham Worldwide Corp.	135,900	9,640,746

INDUSTRIAL REITs — 7.0%
DCT Industrial Trust, Inc.	2,589,700	18,645,840
First Industrial Realty Trust, Inc.	908,400	15,588,144
Prologis, Inc.	1,604,300	62,182,668

		96,416,652

OFFICE REITs — 16.5%
Alexandria Real Estate Equities, Inc.	408,400	28,641,092
Boston Properties, Inc.	478,000	51,667,020
Corporate Office Properties Trust	517,900	12,869,815
Douglas Emmett, Inc.	537,200	13,660,996
Duke Realty Corp.	1,179,300	18,526,803
Hudson Pacific Properties, Inc.	821,124	17,843,025
Kilroy Realty Corp.	704,100	37,176,480
Parkway Properties, Inc.	737,000	13,074,380
SL Green Realty Corp.	374,000	35,069,980

		228,529,591

REAL ESTATE OPERATING COMPANIES — 0.7%
Forest City Enterprises, Inc. Class A(1)	500,300	9,100,457

RESIDENTIAL REITs — 15.9%
Apartment Investment & Management Co., Class A	967,600	27,063,772
AvalonBay Communities, Inc.	241,600	29,837,600
BRE Properties, Inc.	439,383	25,967,535
Camden Property Trust	277,100	17,130,322
Equity Residential	859,000	47,571,420
Essex Property Trust, Inc.	189,400	29,995,278
Post Properties, Inc.	386,024	18,116,107
UDR, Inc.	983,800	23,945,692

		219,627,726

RETAIL REITs — 23.9%
Acadia Realty Trust	424,000	10,790,800
DDR Corp.	1,615,100	25,308,617
Equity One, Inc.	785,500	17,799,430
Federal Realty Investment Trust	239,300	26,083,700
General Growth Properties, Inc.	1,797,100	36,193,594
Kimco Realty Corp.	1,139,600	23,829,036
Macerich Co. (The)	439,800	24,892,680
National Retail Properties, Inc.	541,900	17,991,080
Simon Property Group, Inc.	831,500	128,749,460
Taubman Centers, Inc.	297,500	19,343,450

		330,981,847

SPECIALIZED REITs — 23.8%
Extra Space Storage, Inc.	431,000	19,679,460
HCP, Inc.	974,500	38,151,675
Health Care REIT, Inc.	908,700	52,631,904
Host Hotels & Resorts, Inc.	2,477,400	45,559,386
Omega Healthcare Investors, Inc.	159,000	5,078,460
Pebblebrook Hotel Trust	561,700	16,924,021
Public Storage	312,100	49,183,839
RLJ Lodging Trust	850,306	21,240,644
Sunstone Hotel Investors, Inc.	1,152,400	14,785,292
Ventas, Inc.	1,066,600	66,545,174

		329,779,855

TOTAL COMMON STOCKS (Cost $1,033,736,416)		1,370,317,142

TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $3,108,101), in a joint trading account at 0.01%, dated 1/31/14, due 2/3/14 (Delivery value $3,043,871)		3,043,868
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 8/15/39 - 11/15/40, valued at $7,485,033), in a joint trading account at 0.00%, dated 1/31/14, due 2/3/14 (Delivery value $7,305,282)		7,305,282
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 7/31/14, valued at $2,732,820), in a joint trading account at 0.005%, dated 1/31/14, due 2/3/14 (Delivery value $2,678,605)		2,678,604
SSgA U.S. Government Money Market Fund	5,888,466	5,888,466

TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,916,220)		18,916,220

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,052,652,636)		1,389,233,362

OTHER ASSETS AND LIABILITIES — (0.4)%		(5,181,388)

TOTAL NET ASSETS — 100.0%		$1,384,051,974

Notes to Schedule of Investments

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,366,787,232	3,529,910	—
Temporary Cash Investments	5,888,466	13,027,754	—
	1,372,675,698	16,557,664	—

3. Federal Tax Information

As of January 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,122,800,749
Gross tax appreciation of investments	$268,168,549
Gross tax depreciation of investments	(1,735,936)
Net tax appreciation (depreciation) of investments	$266,432,613

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2014